UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Consumer Management LLC

Address:  101 Park Avenue
          New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Tarrab
Title:    Chief Financial Officer
Phone:    (212) 984-2378


Signature, Place and Date of Signing:


  /s/ Steve Tarrab              New York, New York              May 17, 2010
------------------------      ----------------------        --------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:   $919,544
                                         (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE
                                                   TIGER CONSUMER MANAGEMENT, LLC
                                                              FORM 13F
                                                           March 31, 2010

COLUMN 1                    COLUMN  2       COLUMN 3 COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
--------------           --------------    --------- --------  ------------------- ----------  --------  --------------------
                                                      VALUE    SHRS OR   SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS      CUSIP   (X$1000)  PRN AMT   PRN  CALL DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------           --------------    --------- --------  -------   ---  ---- ----------  --------  ----    ------  ----
AEROPOSTALE                   COM          007865108  32,808  1,137,976  SH            SOLE            1,137,976    0      0
AMERICAN EAGLE OUTFITTERS NE  COM          02553E106  24,837  1,341,114  SH            SOLE            1,341,114    0      0
BEST BUY INC                  COM          086516101  42,079    989,157  SH            SOLE              989,157    0      0
BRUNSWICK CORP                COM          117043109  25,129  1,573,517  SH            SOLE            1,573,517    0      0
CARMAX INC                    COM          143130102  25,273  1,006,102  SH            SOLE            1,006,102    0      0
CARTER INC                    COM          146229109  25,062    831,249  SH            SOLE              831,249    0      0
CBL & ASSOC PPTYS INC         COM          124830100  18,069  1,318,915  SH            SOLE            1,318,915    0      0
CROCS INC                     COM          227046109  26,804  3,052,839  SH            SOLE            3,052,839    0      0
DECKERS OUTDOOR CORP          COM          243537107  33,459    242,454  SH            SOLE              242,454    0      0
EBAY INC                      COM          278642103  34,084  1,263,901  SH            SOLE            1,263,901    0      0
EXPRESS SCRIPTS INC           COM          302182100  32,585    320,218  SH            SOLE              320,218    0      0
GAP INC DEL                   COM          364760108  30,126  1,303,597  SH            SOLE            1,303,597    0      0
GREEN MTN COFFEE ROASTERS IN  COM          393122106  34,138    352,406  SH            SOLE              352,406    0      0
HASBRO INC                    COM          418056107  33,255    868,724  SH            SOLE              868,724    0      0
HERBALIFE LTD                 COM USD SHS  G4412G101  27,122    588,067  SH            SOLE              588,067    0      0
HOT TOPIC INC                 COM          441339108  12,552  1,928,135  SH            SOLE            1,928,135    0      0
KIRKLANDS INC                 COM          497498105  10,398    495,150  SH            SOLE              495,150    0      0
KROGER CO                     COM          501044101  33,989  1,569,200  SH            SOLE            1,569,200    0      0
LIFE TIME FITNESS INC         COM          53217R207  21,666    771,023  SH            SOLE              771,023    0      0
LOWES COS INC                 COM          548661107  32,107  1,324,527  SH            SOLE            1,324,527    0      0
MCKESSON CORP                 COM          58155Q103  28,370    431,679  SH            SOLE              431,679    0      0
MOHAWK INDS INC               COM          608190104  26,250    482,707  SH            SOLE              482,707    0      0
MEDIFAST INC                  COM          58470H101   4,491    178,709  SH            SOLE              178,709    0      0
NBTY INC                      COM          628782104  23,902    498,173  SH            SOLE              498,173    0      0
OFFICE DEPOT INC              COM          676220106  13,502  1,691,959  SH            SOLE            1,691,959    0      0
QUIKSILVER INC                COM          74838C106  11,032  2,332,266  SH            SOLE            2,332,266    0      0
RADIOSHACK CORP               COM          750438103  34,489  1,524,019  SH            SOLE            1,524,019    0      0
ROSETTA STONE INC             COM          777780107   9,999    420,469  SH            SOLE              420,469    0      0
ROSS STORES INC               COM          778296103  27,318    510,900  SH            SOLE              510,900    0      0
SIGNET JEWELERS LIMITED       SHS          G81276100  23,344    721,822  SH            SOLE              721,822    0      0
SKECHERS U S A INC            CL A         830566105  19,700    542,414  SH            SOLE              542,414    0      0
TEXAS ROADHOUSE INC           COM          882681109  24,775  1,783,649  SH            SOLE            1,783,649    0      0
UNDER ARMOUR INC              CL A         904311107  32,411  1,102,041  SH            SOLE            1,102,041    0      0
WEIGHT WATCHERS INTL INC NEW  COM          948626106  16,967    664,588  SH            SOLE              664,588    0      0
WHOLE FOODS MKT INC           COM          966837106  33,822    935,601  SH            SOLE              935,601    0      0
WYNDHAM WORLDWIDE CORP        COM          98310W108  33,630  1,307,028  SH            SOLE            1,307,028    0      0







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